Right of Use Assets and Operating Lease Liability (Details) - USD ($) $ in Millions	Feb. 28, 2023	Jun. 30, 2024	Dec. 31, 2023
Right of Use Assets and Operating Lease Liability [Abstract]
Total rental fee (in Dollars)	$ 3.9
Weighted-average discount rate operating leases		6.00%	6.00%